Fair Values of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other than Temporary Impairment, Additional	$ 6,200
Minimum Percentage of Defaults Rates on Above 3 Years Issuer Average in Other han Temporary Impairment Model Assumptions	0.25%
Maximum Percentage of Defaults Rates on Above 3 Years Issuer Average in Other than Temporary Impairment Model Assumptions	5.00%
Minimum Percentage of Recovery Assumptions on Other than Temporary Impairment Model Assumptions	0.00%
Maximum Percentage of Recovery Assumptions on Other than Temporary Impairment Model Assumptions	15.00%
Available-for-sale Securities, Amortized Cost Basis	3,900,000
Impaired Financing Receivable, Unpaid Principal Balance	19,900,000	21,700,000
Impaired Financing Receivable, Reserve	2,000,000	1,600,000
Impaired Financing Receivable, Fair Value	$ 17,900,000	$ 20,100,000